Cash - Schedule of Cash (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash [Line Items]
Cash and cash equivalents, Total		$ 11,825	$ 3,368	$ 2,344
Denominated in U.S. Dollar [Member]
Schedule of Cash [Line Items]
Cash and cash equivalents, Total	[1]	2,689	2,137
Denominated in New Israeli Shekel [Member]
Schedule of Cash [Line Items]
Cash and cash equivalents, Total		8,914	1,226
Denominated in Other Currencies [Member]
Schedule of Cash [Line Items]
Cash and cash equivalents, Total		$ 222	$ 5

[1]	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 7.25%.